Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation
Basis of preparation
3.	Basis of preparation

The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2021 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the IASB and as adopted by the European Union. The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2020.

All amounts herein are presented in thousands of $, unless otherwise indicated, rounded to the nearest $ ‘000.

The unaudited condensed consolidated financial statements have been approved for issue by the Company’s Board of Directors (the “Board”) on July 27, 2021.